Corporate Information and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2016 class country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Major customer classes | class	4
Number of countries products are marketed in (more than) | country	130